Income Taxes - Summary of Reconciliation of Effective Tax Rate with Aggregated Weighted Nominal Tax Rate (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure Of Income Taxes [line items]
Profit/(loss) before tax	$ 4,305	$ (3,253)
Deduct share of result of associates and joint ventures	100	33
Profit/(loss) before tax and before share of results of associates and joint ventures	4,205	(3,286)
Adjustments on tax basis
Government incentives	(216)	(194)
Non-deductible/(non-taxable) marked to market on derivatives	(631)	3,162
Non-deductible impairment of goodwill		2,500
Other expenses not deductible for tax purposes	1,187	1,208
Other non-taxable income	(272)	(607)
Gross adjustments on taxable basis	$ 4,273	$ 2,783
Aggregate weighted nominal tax rate	27.20%	27.00%
Tax at aggregated nominal tax rate	$ (1,163)	$ (751)
Adjustments on tax expense
Utilization of tax losses not previously recognized		117
Recognition of deferred taxes on previous years' tax losses		6
Write-down of deferred tax assets on losses and current year losses for which no deferred tax asset is recognized	(128)	(61)
(Underprovided)/overprovided in prior years	14	34
Deductions from interest on equity	191	144
Deductions from goodwill	7	8
Other tax deductions	113	125
Change in tax rate	(44)	71
Withholding taxes	(192)	(195)
Other tax adjustments	(29)	10
Income tax expense in the income statement	$ (1,231)	$ (492)
Effective tax rate	29.30%	(15.00%)